Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		¥ 45,236	¥ 43,230	¥ 46,893
Additions charged to costs and expenses		37,603	32,200	28,504
Deductions	[1]	(34,213)	(30,194)	(32,167)
Valuation allowances, ending balance		48,626	45,236	43,230
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		167,147	265,950	259,921
Additions charged to costs and expenses	[2]	314,539	9,011	26,839
Additions Charged to other Accounts	[2]	16,510	364	17,449
Deductions	[2],[3]	(118,703)	(108,178)	(38,259)
Valuation allowances, ending balance		¥ 379,493	¥ 167,147	¥ 265,950

[1]	Primarily amounts written off.
[2]	Additions and deductions for the fiscal year ended March 31, 2017 in the table above included an addition of ¥302,491 million and a deduction of ¥90,147 million due to NTT America, Inc.'s merger with Verio Inc., its subsidiary. Please see Note 13 for additional details.
[3]	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2015, 2016 and 2017 are presented in Note 13.